Basis of preparation - Additional information (Details) - USD ($) shares in Millions			12 Months Ended
	Feb. 01, 2021	Jan. 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of preparation
Decreased in number ofShares issued and outstanding	13.5	67.5
Cash flow from operating activities			$ 16,339,266	$ 7,948,248	$ 8,553,577
Amount reclassed from cash to restricted cash				$ 1,050,000	$ 1,274,402